Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested equity awards	$ 1.0	$ 1.0	$ 0.9
Number of Shares
Beginning of year	30,439	29,206	39,403
Add (deduct):
Granted	25,075	30,439	29,206
Vested	(30,439)	(29,206)	(39,403)
End of year	25,075	30,439	29,206
Weighted Average Grant Date Fair Value
Beginning of year	$ 109.75	$ 105.16	$ 74.77
Granted	133.43	109.75	105.16
Vested	109.75	105.16	74.77
End of year	$ 133.43	$ 109.75	$ 105.16